Prepayments and Other Assets, Net (Details) - Schedule of Security Deposits with Real Estate Developers, Net - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Security deposits with real estate developers under Exclusive Sales Contract
Total security deposits		¥ 92,574	¥ 90,623
Less: Allowance for doubtful accounts		(71,705)	(71,278)
Security deposits with real estate developers, net	[1]	20,869	19,345
Without Sales Commitment Arrangement [Member]
Security deposits with real estate developers under Exclusive Sales Contract
Total security deposits		¥ 92,574	¥ 90,623

[1]	Security deposits with real estate developers, net